MoA Mid Cap Growth Fund Investment Objectives and Goals - MoA Mid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MoA Mid Cap Growth Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.